Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
ASSETS:
Leasing equipment, net of accumulated depreciation of $3,578,615 and $4,776,458	$ 7,440,129	$ 8,639,136
Net investment in finance leases	1,719,540	1,585,812
Equipment held for sale	161,753	101,696
Revenue earning assets	9,321,422	10,326,644
Cash and cash equivalents	50,182	58,227
Restricted cash	116,301	111,489
Accounts receivable, net of allowances of $1,523 and $1,317	210,276	232,420
Goodwill	236,665	236,665
Other assets	43,986	33,782
Fair value of derivative instruments	57,262	104,176
Total assets	10,036,094	11,103,403
LIABILITIES AND SHAREHOLDERS' EQUITY:
Equipment purchases payable	15,264	4,855
Fair value of derivative instruments	5,222	697
Deferred revenue	131,675	184,760
Accounts payable and other accrued expenses	130,030	87,694
Net deferred income tax liability	415,123	410,524
Debt, net of unamortized costs of $39,273 and $48,743	6,759,865	7,605,720
Total liabilities	7,457,179	8,294,250
Shareholders' equity:
Undesignated shares, $0.01 par value, 14,800,000 and 20,800,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in capital (deficit)	892,452	(304,274)
Accumulated earnings	762,368	2,289,072
Accumulated other comprehensive income (loss)	43,083	93,343
Total shareholders' equity	2,578,915	2,809,153
Total liabilities and shareholders' equity	10,036,094	11,103,403
Preferred Shares
Shareholders' equity:
Preferred shares, $0.01 par value, at liquidation preference	880,000	730,000
Designated Common Stock
Shareholders' equity:
Common shares, $0.01 par value, 250,000,000 shares authorized, 101,158,891 shares issued and outstanding	$ 1,012	$ 1,012